Annual Total Returns (Vanguard Value Index Fund - Investor Shares Retail) (Vanguard Value Index Fund, Vanguard Value Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Value Index Fund | Vanguard Value Index Fund - Investor Shares
Annual Total Return
2012	15.00%
2011	1.00%
2010	14.28%
2009	19.58%
2008	(35.97%)
2007	0.09%
2006	22.15%
2005	7.09%
2004	15.29%
2003	32.25%